Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 78,630	$ 82,140	$ 58,101
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes of $(3,328), $(2,707) and $(1,307) for years ended December 31, 2012, 2011, and 2010, respectively	(6,180)	(5,027)	(2,427)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes of $296, $276 and $(53) for years ended December 31, 2012, 2011 and 2010, respectively	550	512	(98)
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes of $(1,645), $(1,318) and $(8,078) for years ended December 31, 2012, 2011 and 2010, respectively	(3,057)	(2,448)	(15,004)
Other comprehensive income (loss)	(8,687)	(6,963)	(17,529)
Comprehensive income	$ 69,943	$ 75,177	$ 40,572